Condensed Consolidated Balance Sheet (USD $)	Jan. 31, 2012	Oct. 31, 2011	Oct. 31, 2010
ASSETS
Cash	$ 4,288	$ 5,206	$ (7,876)
Inventories		0	90,904
Prepaid expenses	220	220	86,868
Total current assets	4,508	5,426	177,772
Fixed assets, net	72,032	79,177	17,881
Total assets	76,540	84,603	195,653
LIABILITIES AND STOCKHOLDERS' DEFICIT
Bank overdraft		0	7,876
Notes payable to stockholder	587,480	565,000	696,000
Convertible notes payable, net of unamortized discount	231,732	224,161	42,598
Trade accounts payable	683,846	685,920	548,174
Accounts payable to officers and directors	418,177	355,628	173,243
Accrued payroll	264,767	241,479	193,056
Derivative liabilities	148,837	175,865	0
Other accrued expenses	140,491	132,934	82,083
Total current liabilities	2,475,330	2,380,987	1,743,030
Long term liabilities:
Convertible notes payable, net of unamortized discount	0	1,039	84,727
Redeemable convertible preferred stock	26,000	26,000	26,000
Total long term liabilities	26,000	27,039	110,727
Total liabilities	2,501,330	2,408,026	1,853,757
Commitments and contingencies
Stockholders' deficit:
Common stock, value	5,424,194	4,873,425	1,779,429
Additional paid-in capital	36,637,113	36,965,142	39,228,850
Common stock subscribed	(1,250)	0
Accumulated deficit from previous operating activities	(27,809,201)	(27,809,201)	(27,809,201)
Deficit accumulated during the development stage	(16,675,646)	(16,352,789)	(14,857,182)
Total stockholders' deficit	(2,424,790)	(2,323,423)	(1,658,104)
Total liabilities and stockholders' deficit	$ 76,540	$ 84,603	$ 195,653